TEMPORARY EQUITY (Schedule of Convertible Preferred Shares) (Details) $ in Thousands	Dec. 31, 2019 USD ($) shares
Temporary Equity Disclosure [Abstract]
Shares Authorized | shares	18,300,000
Shares Issued and Outstanding | shares	2,954,267
Carrying Value | $	$ 6,621
Liquidation Preference | $	$ 15,250